5. DERIVATIVE LIABILITIES	12 Months Ended
Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVE LIABILITIES

NOTE 5. DERIVATIVE LIABILITIES

Derivative liabilities consist of common stock warrants with an exercise price in a different currency than the Company’s functional currency and they are accounted for as separate liabilities measured at their respective fair values as follows:

Balance, December 31, 2016	$779,796
Fair value of expired warrant	(140)
Change in fair value of derivative liabilities	(542,834)
Foreign exchange effect on derivative liability	36,348
Balance, December 31, 2017	273,170
Fair value of expired warrant	(56,229)
Change in fair value of derivative liabilities	(150,870)
Foreign exchange effect on derivative liability	(11,445)
Balance, December 31, 2018	$54,626

The fair value of the derivative liabilities has been determined using the Black-Scholes option pricing model using the following range of assumptions:

	2018	2017	2016
Volatility	557.60%	383.07%	254.90%
Expected life	.04 to 3 years	.2 to 4 years	.2 to 7 years
Risk-free interest rate	1.86% - 1.96%	1.73% - 1.9%	0.74% - 1.4%
Dividend yield	0.00%	0.00%	0.00%